Nature of Operations and Basis of Preparation	3 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Preparation
1.	NATURE OF OPERATIONS AND BASIS OF PREPARATION

Business Overview

The Company is an innovative agriculture-focused technology company that delivers reliable, financially robust solutions for high value crops through our proprietary facility design and automation Intellectual Property to businesses and enterprises globally. The Company intends to operate in the plant based pharmaceutical, nutraceutical, and other high value crop markets using its unique proprietary facility design and hydroponics based automated growing system that enable cultivators to effectively grow crops in a controlled environment. The Company calls its facility design and automated growing system the “Agriforce grow house”. The Company has designed its Agriforce grow house to produce in virtually any environmental condition and to optimize crop yields to as near their full genetic potential possible whilst substantially eliminating the need for the use of pesticides and/or irradiation

Basis of presentation

The accompanying Condensed Consolidated Interim Financial Statements (the “interim financial statements”) and related financial information of AgriFORCE Growing Systems Ltd. (the “Company”) should be read in conjunction with the audited financial statements and the related notes thereto for the years ended December 31, 2020 and 2019, included elsewhere here in this filing. These unaudited interim financial statements have been prepared in accordance with the rules and regulations of the United States Securities and SEC for interim financial information. Accordingly, they do not include all of the information and footnotes required by the accounting principles generally accepted in the United States of America (“U.S. GAAP”) for complete financial statements.

The accompanying interim financial statements as of March 31, 2021 and for the three months ended March 31, 2021 and 2020, and the related interim information contained within the notes to the interim financial statements, are unaudited. The interim financial statements have been prepared in accordance with U.S. GAAP and on the same basis as the audited financial statements. In the opinion of management, the accompanying interim condensed financial statements contain all adjustments which are necessary to state fairly the Company’s financial position as of March 31, 2021, and the results of its operations and cash flows for the three months ended March 31, 2021 and 2020. Such adjustments are of a normal and recurring nature. The results for the three months ended March 31, 2021 are not necessarily indicative of the results to be expected for the full fiscal year 2021, or for any future period.

Going Concern

The Company has incurred substantial operating losses since its inception and expects to continue to incur significant operating losses for the foreseeable future. As reflected in the interim financial statements for the three months ended March 31, 2021, the Company had a net loss of approximately $0.9 million, approximately $0.4 million of net cash used in operating activities, and the Company had a negative working capital of approximately $1.5 million.

The accompanying interim financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The interim financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty. The Company is at the stage of development of its first facility. As such it is likely that additional financing will be needed by the Company to fund its operations and to develop and commercialize its technology. These factors raise substantial doubt about the Company’s ability to continue as a going concern. For the next twelve months from issuance of these interim financial statements, the Company will seek to obtain additional capital through the sale of debt or equity financings or other arrangements to fund operations; however, there can be no assurance that the Company will be able to raise needed capital under acceptable terms, if at all. The sale of additional equity may dilute existing shareholders and newly issued shares may contain senior rights and preferences compared to our currently outstanding common shares. Issued debt securities may contain covenants and limit the Company’s ability to pay dividends or make other distributions to shareholders. If the Company is unable to obtain such additional financing, future operations would need to be scaled back or discontinued. Due to the uncertainty in the Company’s ability to raise capital, management believes that there is substantial doubt in the Company’s ability to continue as a going concern for twelve months from the issuance of these interim financial statements.